Investment Objectives and Goals - Rareview 2X Bull Cryptocurrency & Precious Metals ETF	Feb. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW 2X BULL CRYPTOCURRENCY & PRECIOUS METALS ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”) seeks long-term capital appreciation.